Note 4 - Acquisition-related Items	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Business Combination Disclosure Acquisition Related Items [Text Block]
4.	Acquisition-related items

Acquisition-related expense comprises the following:

	2018	2017

Transaction costs	$11,747	$6,247
Contingent consideration fair value adjustments	1,675	1,054
Contingent consideration compensation expense	8,553	7,626
	$21,975	$14,927

Contingent consideration compensation expense and contingent consideration fair value adjustments relate to acquisitions made in the current year as well as the preceding four
years.